Financial assets at fair value through other comprehensive income (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial assets at fair value through other comprehensive income
Brazilian government securities	R$ 161,066,901	R$ 150,818,755
Corporate debt securities	5,485,677	5,975,194
Bank debt securities	5,512,479	5,921,076
Brazilian sovereign bonds	1,746,932	1,564,667
Foreign governments securities	6,454,894
Mutual funds	2,231,810	2,841,361
Marketable equity securities and other stocks	9,951,317	10,929,483
Balance on	192,450,010	178,050,536	[1]
Amortized cost
Financial assets at fair value through other comprehensive income
Brazilian government securities	149,536,012	146,656,888
Corporate debt securities	5,293,589	5,932,857
Bank debt securities	5,606,859	6,371,576
Brazilian sovereign bonds	1,696,120	1,573,965
Foreign governments securities	6,449,559
Mutual funds	2,236,877	2,856,590
Marketable equity securities and other stocks	8,938,066	11,685,525
Balance on	179,757,082	175,077,401	[1]
Gross unrealized gains
Financial assets at fair value through other comprehensive income
Brazilian government securities	11,531,621	4,251,206
Corporate debt securities	318,798	187,874
Bank debt securities	534,907	117,435
Brazilian sovereign bonds	69,616	28,832
Foreign governments securities	5,335
Mutual funds	10,049	1,742
Marketable equity securities and other stocks	1,069,846	682,783
Balance on	13,540,172	5,269,872	[1]
Gross unrealized losses
Financial assets at fair value through other comprehensive income
Brazilian government securities	(732)	(89,339)
Corporate debt securities	(126,710)	(145,537)
Bank debt securities	(629,287)	(567,935)
Brazilian sovereign bonds	(18,804)	(38,130)
Foreign governments securities	0
Mutual funds	(15,116)	(16,971)
Marketable equity securities and other stocks	(56,595)	(1,438,825)
Balance on	R$ (847,244)	R$ (2,296,737)	[1]

[1]	In June 2018, Management decided to reclassify the Securities measured at fair value through other comprehensive income to be measured at amortized cost, in the amount of R$17,022,922 thousand. This reclassification was the result of the alignment of risk and capital management. Without considering this reclassification of the securities it would have been recognized in other comprehensive income fair value changes in the amount of R$(297,343) thousand.